Share-based payment (Details)	12 Months Ended
	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2022 USD ($) shares	Nov. 16, 2020 ₪ / shares	Jun. 30, 2020 ₪ / shares shares	Feb. 23, 2020 $ / shares	Jan. 07, 2020 ₪ / shares
Share-based payment (Details) [Line Items]
Ordinary shares par value | (per share)					₪ 55.8	₪ 16.4	$ 3.6087	₪ 0.01
Options future grants (in Shares) | shares	1,031,000	140,000
Options exercisable allotment (in Shares) | shares			395,804
Ordinary shares par value			₪ 0.01
Cash exercise price			0.03
Exercise price per share	₪ 1.639		₪ 23.466
Grant amount		$ 2,109	₪ 3,342	$ 876
Otions exercisable price , description		option is exercisable into one ordinary share of the Company par value NIS 0.01, over a vesting terms as determined by the Company’s Board of Directors, against a cash exercise price of between NIS 25.23 - NIS 36 per share (subject to standard adjustments).
Exercisable ordinary shares (in Shares) | shares				1		1,560,182
Ordinary shares, par value	₪ 0.01				₪ 0.01	₪ 0.01
Weighted average period	2 years 9 months 18 days
Ordinary shares [member]
Share-based payment (Details) [Line Items]
Ordinary shares par value	₪ 0.01
Option Plan [Member]
Share-based payment (Details) [Line Items]
Options future grants (in Shares) | shares	173,481